Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Other Intangible Assets [Line Items]
Amortization expense of other intangible assets	$ 10,671	$ 3,555	$ 3,267
Impairment charges	85,096	2,718
Map3® Implant [Member]
Schedule Of Other Intangible Assets [Line Items]
Impairment charges		$ 2,718
Spine [Member]
Schedule Of Other Intangible Assets [Line Items]
Impairment charges	85,096
Spine [Member] | Paradigm Spine [Member]
Schedule Of Other Intangible Assets [Line Items]
Impairment charges	$ 71,958